Goodwill - Summary of Carrying Amount of Goodwill by Cash Generating Unit (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 5,076	$ 15,042
Legal [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	3,726
Tax & Accounting [member]
Disclosure of information for cash-generating units [Line Items]
Goodwill	$ 1,283